Segment and Geographic Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 41,460	$ 36,876	$ 37,130	$ 34,507	$ 33,328	$ 30,715	$ 29,824	$ 28,603	$ 26,943	$ 141,841	$ 116,085	$ 88,315
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	19,111				13,666					60,970	43,574	29,636
United Kingdom [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	15,350				13,106					55,276	48,595	37,694
South Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,775				5,926					22,342	21,817	18,716
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,224				$ 630					$ 3,253	$ 2,099	$ 2,269